Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

NYSE

03027979

1-31788

SEP 15 2003

September 15, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
SEP 17 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, NBTY, INC., Common Stock, par value $.008 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 15, 2003. Tentative listing date – September 19, 2003.

Sincerely,

Paras Madho